Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Number of Deferred Share Units	Fair Value
Outstanding, December 31, 2016	883,068	$4,992
Grants	91,108	429
Changes in fair value	-	(327)
Outstanding, December 31, 2017	974,176	5,094
Grants	101,612	482
Units paid out in cash	(225,724)	(1,251)
Changes in fair value	-	(1,209)
Outstanding, December 31, 2018	850,064	$3,116

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled		Equity Settled
	Number of Restricted Share Units	Fair Value	Number of Restricted Share Units
Outstanding, December 31, 2016	1,337,720	$4,489	-
Grants to officers	15,748	74	390,751
Grants to employees	38,037	181	-
Vested	(406,022)	(2,114)	-
Forfeited or cancelled	(5,007)	(5)	-
Changes in fair value and vesting	-	1,310	-
Outstanding, December 31, 2017	980,476	3,935	390,751
Grants to officers	16,129	76	417,135
Grants to employees	71,630	338	4,895
Units paid out in cash	(405,821)	(1,915)	-
Vested	-	-	(78,150)
Forfeited or cancelled	(3,029)	(15)	-
Changes in fair value and vesting	-	(362)	-
Outstanding, December 31, 2018	659,385	$2,057	734,631
Current portion		1,932
Non-current portion		125
Outstanding, December 31, 2018		$2,057

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Outstanding and Fair Value of Other Units Activity

	Cash Settled		Equity Settled
	Number of Performance Share Units	Fair Value	Number of Performance Share Units
Outstanding, December 31, 2016	885,535	$3,545	-
Units paid out in cash	(332,076)	(1,770)	-
Changes in fair value and vesting	-	916	-
Outstanding, December 31, 2017	553,459	2,691	-
Grants	-	-	1,002,166
Vested	(553,459)	(2,596)	-
Changes in fair value and vesting	-	(95)	-
Outstanding, December 31, 2018	-	$-	1,002,166